Revenue from Contract with Customers	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customers [Abstract]
Revenue from contract with customers

2 Revenue from contract with customers

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Revenue from contracts with customers	3,633,422	299,228	292,359
Total revenue from continuing operations	3,633,422	299,228	292,359

Information on geographical regions:

The group derives revenue from their from contracts with customers over time in the following geographical regions:

	United States	Total
2025	A$	A$
Contracts with customers	3,633,422	3,633,422

	United States	Total
2024	A$	A$
Contracts with customers	299,228	299,228

	United States	Total
2023	A$	A$
Contracts with customers	292,359	292,359

Information on major customers:

During the years ended June 30, 2025, 2024 and 2023, the Company had the following major customers with revenues amounting to 10 percent or more of total group revenues:

	2025	2024	2023
	A$	A$	A$
Customer A	3,633,422	299,228	292,359
	3,633,422	299,228	292,359

(a) Accounting policies

During the year ended 30 June 2025, the group entered into a strategic development services contract with Lantheus to advance clinical development of innovative radiopharmaceuticals in Australia. For more information in relation to the group’s policy for recognizing revenue refer to note 20(n).